Loans and Financing - Summary of Total Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 4,198.5	$ 3,759.9	$ 3,530.5	$ 2,507.8
U.S. dollar [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	3,555.4	2,910.6
Brazilian Real [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	629.1	832.9
Euro [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 14.0	$ 16.4